UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.4%
FINANCIAL—BANKS 0.4%
FCB Financial Holdings, Class A(a)	456,205	$12,486,331

REAL ESTATE 99.0%
DIVERSIFIED 8.3%
American Assets Trust	784,621	33,958,397
Forest City Enterprises, Class A(a)	1,519,333	38,773,378
Vornado Realty Trust	1,754,795	196,537,040
		269,268,815
HEALTH CARE 9.6%
HCP	586,892	25,359,603
Health Care REIT	2,931,045	226,745,641
Healthcare Trust of America, Class A	1,451,877	40,449,293
Omega Healthcare Investors	442,836	17,965,857
		310,520,394
HOTEL 8.0%
Belmond Ltd., Class A (Bermuda)(a)	1,569,563	19,274,234
DiamondRock Hospitality Co.	2,959,495	41,817,664
Extended Stay America	1,614,031	31,522,025
Host Hotels & Resorts	3,071,443	61,981,720
La Quinta Holdings(a)	1,305,857	30,922,694
Strategic Hotels & Resorts(a)	2,709,144	33,674,660
Sunstone Hotel Investors	2,464,819	41,088,533
		260,281,530
INDUSTRIALS 3.9%
First Industrial Realty Trust	1,347,502	28,876,968
Prologis	2,224,802	96,912,375
		125,789,343
OFFICE 13.9%
BioMed Realty Trust	2,791,730	63,260,602
Brandywine Realty Trust	2,970,958	47,475,909
Douglas Emmett	1,519,399	45,293,284
Empire State Realty Trust, Class A	1,303,181	24,512,834
Equity Commonwealth	1,181,027	31,356,267
Kilroy Realty Corp.	584,305	44,506,512
Liberty Property Trust	949,524	33,898,007

1

	Number of Shares	Value
SL Green Realty Corp.	1,256,949	$161,367,113
		451,670,528
RESIDENTIAL 21.1%
APARTMENT 19.5%
American Homes 4 Rent, Class A	2,777,240	45,963,322
Apartment Investment & Management Co.	1,857,481	73,110,452
Education Realty Trust	655,902	23,205,813
Equity Residential	2,986,071	232,495,488
Essex Property Trust	102,018	23,453,938
Home Properties	845,892	58,611,856
Monogram Residential Trust	2,305,424	21,486,552
UDR	4,483,362	152,568,809
		630,896,230
MANUFACTURED HOME 1.6%
Sun Communities	586,336	39,120,338
Toll Brothers(a)	348,493	13,709,715
		52,830,053
TOTAL RESIDENTIAL		683,726,283

SELF STORAGE 8.3%
CubeSmart	2,917,730	70,463,179
Public Storage	807,736	159,237,075
Sovran Self Storage	434,986	40,862,585
		270,562,839
SHOPPING CENTERS 25.2%
COMMUNITY CENTER 9.3%
DDR Corp.	4,276,874	79,635,394
Regency Centers Corp.	1,246,315	84,799,273
Retail Properties of America, Class A	2,853,806	45,746,510
Urban Edge Properties	879,966	20,855,194
Weingarten Realty Investors	1,916,786	68,965,960
		300,002,331
FREE STANDING 1.6%
Spirit Realty Capital	4,329,191	52,296,627

REGIONAL MALL 14.3%
General Growth Properties	140,870	4,162,709
Macerich Co. (The)	1,115,112	94,037,395
Pennsylvania REIT	1,240,087	28,807,221

2

		Number of Shares	Value
Simon Property Group		1,636,596	$320,183,641
Taubman Centers		220,323	16,993,513
			464,184,479
TOTAL SHOPPING CENTERS			816,483,437

SPECIALTY 0.7%
QTS Realty Trust, Class A		632,235	23,019,676
TOTAL REAL ESTATE			3,211,322,845
TOTAL COMMON STOCK (Identified cost—$2,319,569,026)			3,223,809,176

SHORT-TERM INVESTMENTS 0.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(b)		2,000,000	2,000,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,000,000)			2,000,000

TOTAL INVESTMENTS (Identified cost—$2,321,569,026)	99.5%		3,225,809,176

OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		15,850,680

NET ASSETS (Equivalent to $52.37 per share based on 61,900,498 shares of common stock outstanding)	100.0%		$3,241,659,856

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the Fund.

3

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2015.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock	$3,223,809,176	$3,223,809,176	$—	$—
Short -Term Investments	2,000,000	—	2,000,000	—
Total Investments(a)	$3,225,809,176	$3,223,809,176	$2,000,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.  Income Tax Information

As of March 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,321,569,026
Gross unrealized appreciation	$909,811,226
Gross unrealized depreciation	(5,571,076)
Net unrealized appreciation	$904,240,150

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and Principal		Title:	Treasurer and Principal
		Executive Officer			Financial Officer

Date: May 27, 2015